FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Beginning balance	$ 9,190	$ 14,715
Accretion (amortization)	1	(552)
Increase (decrease) fair value	(17)	30
Settlements	31,401	(5,003)
Ending balance	$ 40,575	$ 9,190